Financing arrangements (Contractual Maturities of Long-term Debt) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 2,250
2017	4,300
2018	2,075
2019	3,383
2020	1,950
Thereafter	17,682
Total	$ 31,640